UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549


						FORM N-CSR

		CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
					INVESTMENT COMPANIES

			Investment Company Act file number 811-4229

					Churchill Cash Reserves Trust
			(Exact name of Registrant as specified in charter)

					   380 Madison Avenue
					New York, New York 10017
			(Address of principal executive offices)  (Zip code)

					  Joseph P. DiMaggio
					  380 Madison Avenue
					New York, New York 10017
				(Name and address of agent for service)

		Registrant's telephone number, including area code:	(212) 697-6666


				Date of fiscal year end:	9/30

				Date of reporting period:	03/31/05

						FORM N-CSR

ITEM 1.  REPORTS TO STOCKHOLDERS.



                          CHURCHILL CASH RESERVES TRUST


                                   SEMI-ANNUAL
                                     REPORT



                                 MARCH 31, 2005

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF NET ASSETS
                                 MARCH 31, 2005
                                   (unaudited)


Cash and Net Assets -100.0%                                             $1,002
                                                                        ======

Applicable to 1,002 shares outstanding (unlimited number of $0.01 par value shares authorized)

Net Asset Value Per Share                                                $1.00
                                                                         =====


                See accompanying notes to financial statements.

                          CHURCHILL CASH RESERVES TRUST
                             STATEMENT OF OPERATIONS
                     FOR THE SIX MONTHS ENDED MARCH 31, 2005
                                   (UNAUDITED)


                       The Trust had no operations during
                                  the period.




                       See accompanying notes to financial
                                  statements.

                          CHURCHILL CASH RESERVES TRUST
                       STATEMENTS OF CHANGES IN NET ASSETS



                                           Six Months Ended         Year Ended
                                            March 31, 2005        September 30,
                                              (unaudited)              2004
The Trust had no operations during
the periods shown.
NET ASSETS:

Beginning of period                            $ 1,002                $ 1,002
                                               -------                -------

End of period                                  $ 1,002                $ 1,002
                                               =======                =======

                       See accompanying notes to financial
                                  statements.

                          CHURCHILL CASH RESERVES TRUST
                          NOTES TO FINANCIAL STATEMENTS
                                 March 31, 2005
                                   (unaudited)



Note A - Churchill Cash Reserves Trust (the "Trust"), a diversified, open-end investment company, was organized on January 4, 1985, as a Massachusetts business trust and is authorized to issue an unlimited number of shares. The Trust commenced operations on July 9, 1985. The Trust ceased operations on January 25, 2001 inasmuch as all shares outstanding, except for 1,002 shares owned by Aquila Management Corporation (which have been subsequently transferred to its wholly-owned subsidiary, Aquila Investment Management LLC) had been redeemed by shareholders. Although the Trust is not conducting a public offering of its shares, it will continue to exist as a Massachusetts business trust and maintain its registration as an investment company. Administrative expenses incurred in connection herewith, have been assumed by Aquila Investment Management LLC.

Note B - Since inception, the Trust has qualified as a regulated investment company by complying with the provisions of the Internal Revenue Code applicable to certain investment companies. The Trust made distributions of income and security profits sufficient to relieve it from all, or substantially all, Federal income and excise taxes.

Note C- Aquila Investment Management LLC has agreed to pay all operating expenses of the Trust.


















Proxy Voting Record (unaudited)

The Trust does not invest in equity securities. Accordingly, there were no matters relating to a portfolio security considered at any shareholder meeting held during the 12 months ended June 30, 2004 with respect to which the Trust was entitled to vote. Applicable regulations require us to inform you that the foregoing proxy voting information is available on the SEC website at http://www.sec.gov.

                          CHURCHILL CASH RESERVES TRUST
                              FINANCIAL HIGHLIGHTS

FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD




                                           Six Months
                                             Ended
                                           March 31,                         Year Ended September 30,
                                             2005*         2004*       2003*        2002*          2001         2000
                                                           -----       -----        -----          ----         ----
                                         (unaudited)
Net Asset Value,
 Beginning of Period                         $1.0000      $1.0000    $1.0000      $1.0000       $1.0000      $1.0000
Income from Investment
 Operations:
Net investment income                             -            -           -            -        0.0191       0.0561
                                            --------     --------    -------      -------        ------       ------
Less Distributions:

Dividends from net                                 -            -          -            -
                                                   -            -          -            -
 Investment income                                                                             (0.0191)     (0.0561)
                                                                                               --------     --------
Net Asset Value,
 End of Period                               $1.0000    $1.0000     $1.0000     $1.0000         $1.0000      $1.0000
                                             =======    =======     =======     =======         =======      =======

Total Return                                       -            -        -            -           1.92%        5.75%

Ratios/Supplemental Data
Net Assets, End of Period
($thousands)                                      $1           $1         $1          $1            $1        $69,143

Ratio of Expenses to Average Net                   -            -          -           -          0.61%        0.60%
Assets
Ratio of Net Investment Income to
Average Net Assets                                 -            -          -           -          5.88%        5.58%

The expense and net investment income ratios without the effect of the Manager's voluntary waiver of a portion of fees were:
Ratio of Expenses to Average Net                   -            -          -            -         0.74%        0.69%
Assets
Ratio of Net Investment Income to
Average Net Assets                                 -            -          -            -         5.75%        5.49%

* The Trust had no operations.



Note: Banc One Investment Advisors Corporation served as the Trust's Investment Adviser until June 5, 1998, when, pursuant to new management arrangements, it was appointed as the Trust's Investment Sub-Adviser. On January 28, 2001, Banc One Investment Advisors Corporation resigned as the Trust's Sub-Adviser.




                See accompanying notes to financial statements.

Analysis of Expenses (unaudited)


As a shareholder of the Trust, you may incur ongoing costs, including management fees; and other Trust expenses. The tables below are intended to help you understand your ongoing costs (in dollars) of investing in the Trust and to compare these costs with the ongoing costs of investing in other mutual funds.

The tables below are based on an investment of $1,000 invested on October 1, 2004 and held for the six months ended March 31, 2005.

Actual Expenses

This table provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled "Expenses Paid During the Period".

For The Six Months Ended March 31, 2005

                                       Actual           Beginning         Ending           Expenses
                                  Total Return(1)        Account          Account         Paid During
                                                         Value            Value          the Period(2)

CHURCHILL CASH RESERVES TRUST             -             $1,000.00        $1,000.00            -


(1) The Trust did not have any operations during the period.

(2) The Trust did not incur any expenses during the period.

Hypothetical Example for Comparison Purposes



The table below provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Trust's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Trust and other mutual funds. To do so, compare this 5.00% hypothetical example relating to the Trust with the 5.00% hypothetical examples that appear in the shareholder reports of other mutual funds.

  For The Six Months Ended March 31, 2005


                                       Hypothetical      Beginning         Ending          Expenses
                                        Annualized        Account         Account        Paid During
                                       Total Return        Value           Value        the Period(1)

CHURCHILL CASH RESERVES TRUST               5.00%       $1,000.00       $1,025.00            -


(1) The Trust did not incur any expenses during the period.

ITEM 2.  CODE OF ETHICS.
		Not applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.
		Not applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.
		Not applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.
		Not applicable.

ITEM 6.  [RESERVED]

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
         CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

   		Not applicable.

ITEM 8. [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940) as of a date within 90 days of the fling of this report, the registrant's chief financial and executive officers have concluded that the disclosure controls and procedures of the registrant are appropriately designed to ensure that information required to be disclosed in the registrant's reports that are filed under the Securities Exchange Act of 1934 are accumulated and communicated to registrant's management, including its principal executive officer(s) and principal financial officer(s), to allow timely decisions regarding required disclosure and is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the Securities and Exchange Commission.

(b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

 (a)(2) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.


SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

CHURCHILL CASH RESERVES TRUST

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Chairman of the Board
June 6,  2005




By:  /s/  Diana P. Herrmann
- ---------------------------------
President
June 6, 2005




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Chief Financial Officer and Treasurer
June 6, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/  Lacy B. Herrmann
- ---------------------------------
Lacy B. Herrmann
Chairman of the Board
June 6, 2005



By:  /s/  Diana P. Herrmann
- ---------------------------------
Diana P. Herrmann
President
June 6, 2005




By:  /s/  Joseph P. DiMaggio
- -----------------------------------
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
June 6, 2005





CHURCHILL CASH RESERVES TRUST

EXHIBIT INDEX

(a) (2)	Certifications of principal executive officer
and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.